UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
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            Greenville, SC 29601
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Form 13F File Number: 28-12069
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
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Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina       10/27/08
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                  103
                                            ------------------------------

Form 13F Information Table Value Total:                74711
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

No. Form 13F File Number Name
        28-
    ----   ----------------------------------

Family Legacy, Inc.
Form 13F Information Table
30-Sept-08

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AFLAC INC                       COM             001055102       18      300   SH         SOLE        N/A         300
AGILENT TECHNOLOGIES INC        COM             00846u101        1       38   SH         SOLE        N/A          38
ALCOA INC                       COM             013817101      369    16355   SH         SOLE        N/A       16355
ALLSTATE CORP                   COM             020002101      496    10760   SH         SOLE        N/A       10760
AMERICAN EXPRESS CO             COM             025816109      438    12350   SH         SOLE        N/A       12350
AMERICAN INTL GROUP INC         COM             026874107       25     7650   SH         SOLE        N/A        7650
AMGEN INC                       COM             031162100     1570    26495   SH         SOLE        N/A       26495
ANNALY CAP MGMT INC             COM             035710409      258    19150   SH         SOLE        N/A       19150
APPLIED MATLS INC               COM             038222105      412    27200   SH         SOLE        N/A       27200
AT&T INC                        COM             00206r102     1211    43385   SH         SOLE        N/A       43385
BANK OF AMERICA CORPORATION     COM             060505104     1687    48203   SH         SOLE        N/A       48203
BB&T CORP                       COM             054937107      219     5800   SH         SOLE        N/A        5800
BERKSHIRE HATHAWAY INC
  DEL CL A                   DEK CL A           084670108     1306       10   SH         SOLE        N/A          10
BERKSHIRE HATHAWAY INC
  DEL CL B                   DEL CL B           084670207       88       20   SH         SOLE        N/A          20
CATERPILLAR INC DEL             COM             149123101     1341    22495   SH         SOLE        N/A       22495
CHESAPEAKE ENERGY CORP          COM             165167107       79     2200   SH         SOLE        N/A        2200
CHEVRON CORP NEW                COM             166764100     3340    40490   SH         SOLE        N/A       40490
CHUBB CORP                      COM             171232101       16      300   SH         SOLE        N/A         300
CISCO SYS INC                   COM             17275r102     2635   116783   SH         SOLE        N/A      116783
CITADEL BROADCASTING CORP       COM             17285t106        0      249   SH         SOLE        N/A         249
COCA COLA CO                    COM             191216100     2831    53527   SH         SOLE        N/A       53527
COMCAST CORP NEW CL A          CL A             20030N101      242    12329   SH         SOLE        N/A       12329
COMMUNITY HEALTH SYS INC
  NEWCO                         COM             203668108      166     5675   SH         SOLE        N/A        5675
CONAGRA FOODS INC               COM             205887102      791    40640   SH         SOLE        N/A       40640
CONOCOPHILLIPS                  COM             20825c104      716     9770   SH         SOLE        N/A        9770
CVS CAREMARK CORPORATION        COM             126650100      183     5425   SH         SOLE        N/A        5425
DARDEN RESTAURANTS INC          COM             237194105        7      250   SH         SOLE        N/A         250
DEVELOPERS DIVERSIFIED RLTY C   COM             251591103      169     5325   SH         SOLE        N/A        5325
DISNEY WALT CO                  COM             254687106       83     2720   SH         SOLE        N/A        2720
DU PONT E I DE NEMOURS & CO     COM             263534109     1329    32982   SH         SOLE        N/A       32982
DUKE ENERGY CORP NEW            COM             26441c105     3516   201722   SH         SOLE        N/A      201722
DUKE REALTY CORP                COM             264411505       83     3365   SH         SOLE        N/A        3365
EATON CORP                      COM             278058102       45      800   SH         SOLE        N/A         800
EBAY INC                        COM             278642103      476    21270   SH         SOLE        N/A       21270
EMBARQ CORP                     COM             29078E105        1       15   SH         SOLE        N/A          15
EXXON MOBIL CORP                COM             30231g102     3473    44718   SH         SOLE        N/A       44718
FAIRPOINT COMMUNICATIONS INC    COM             305560104        3      380   SH         SOLE        N/A         380
FLUOR CORP NEW                  COM             343412102       31      548   SH         SOLE        N/A         548
FORTUNE BRANDS INC              COM             349631101        7      125   SH         SOLE        N/A         125
FRONTIER COMMUNICATIONS CORP    COM             35906a108      875    76105   SH         SOLE        N/A       76105
GALLAGHER ARTHUR J & CO         COM             363576109     1154    44960   SH         SOLE        N/A       44960
GENERAL ELECTRIC CO             COM             369604103     2903   113830   SH         SOLE        N/A      113830
GLAXOSMITHKLINE PLC SPONSORED
  ADR                           ADR             37733W105      501    11535   SH         SOLE        N/A       11535
HOME DEPOT INC                  COM             437076102     1064    41090   SH         SOLE        N/A       41090
IDEARC INC                      COM             451663108        0       68   SH         SOLE        N/A          68
INTEL CORP                      COM             458140100     1844    98425   SH         SOLE        N/A       98425
INTERNATIONAL BUSINESS MACHS    COM             459200101      900     7695   SH         SOLE        N/A        7695
INTL PAPER CO                   COM             460146103       31     1200   SH         SOLE        N/A        1200
JDS UNIPHASE CORP COM PAR
  $0.001                        COM             46612j507       11     1280   SH         SOLE        N/A        1280
JOHNSON & JOHNSON               COM             478160104     1741    25137   SH         SOLE        N/A       25137
JPMORGAN & CHASE & CO           COM             46625h100     2373    50805   SH         SOLE        N/A       50805
JUNIPER NETWORKS INC            COM             48203R104        8      400   SH         SOLE        N/A         400
KIMCO REALTY CORP               COM             49446r109       41     1100   SH         SOLE        N/A        1100
KINDER MORGAN ENERGY PARTNERS
  UT LTD PARTN                  COM             494550106       11      217   SH         SOLE        N/A         217
KRAFT FOODS INC CL A         INC CL A           50075n104       39     1195   SH         SOLE        N/A        1195
LOWES COS INC                   COM             548661107     1413    59635   SH         SOLE        N/A       59635
MACK CALI RLTY CORP             COM             554489104       99     2935   SH         SOLE        N/A        2935
MARSH & MCLENNAN COS INC        COM             571748102        5      150   SH         SOLE        N/A         150
MEDCO HEALTH SOLUTIONS INC      COM             58405u102        6      132   SH         SOLE        N/A         132
MEDICAL PPTYS TRUST INC         COM             58463j304     1093    96340   SH         SOLE        N/A       96340
MEDTRONIC INC                   COM             585055106      422     8420   SH         SOLE        N/A        8420
MERCK & CO INC                  COM             589331107     1413    44769   SH         SOLE        N/A       44769
MICROSOFT CORP                  COM             594918104     2808   105211   SH         SOLE        N/A      105211
MONSANTO CO NEW                 COM             61166w101       28      280   SH         SOLE        N/A         280
NATIONAL HEALTH INVS INC        COM             63633d104      314     9200   SH         SOLE        N/A        9200
NORFOLK SOUTHERN CORP           COM             655844108        7      100   SH         SOLE        N/A         100
ORACLE CORP                     COM             68389x105     1685    82955   SH         SOLE        N/A       82955
PATRIOT COAL CORP               COM             70336t104       17      580   SH         SOLE        N/A         580
PAYCHEX INC                     COM             704326107       89     2685   SH         SOLE        N/A        2685
PEABODY ENERGY CORP             COM             704549104      639    14210   SH         SOLE        N/A       14210
PEPSICO INC                     COM             713448108     1328    18640   SH         SOLE        N/A       18640
PFIZER INC                      COM             717081103     1119    60660   SH         SOLE        N/A       60660
PIEDMONT NAT GAS INC            COM             720186105     1390    43500   SH         SOLE        N/A       43500
PIMCO STRATEGIC GBL GOV
  FD INC                        COM             72200x104      597    61135   SH         SOLE        N/A       61135
PLUM CREEK TIMBER CO INC        COM             729251108     4036    80948   SH         SOLE        N/A       80948
POTASH CORP SASK INC            COM             73755l107      249     1885   SH         SOLE        N/A        1885
PROCTER & GAMBLE CO             COM             742718109      883    12667   SH         SOLE        N/A       12667
PROGRESS ENERGY INC             COM             743263105      394     9140   SH         SOLE        N/A        9140
SCHERING PLOUGH CORP            COM             806605101        2      130   SH         SOLE        N/A         130
SCHLUMBERGER LTD                COM             806857108      545     6980   SH         SOLE        N/A        6980
SEALED AIR CORP NEW             COM             81211k100       49     2250   SH         SOLE        N/A        2250
SIMON PPTY GROUP INC NEW PFD
  CONV I 6%                      FD             828806802      915    11625   SH         SOLE        N/A       11625
SLM CORP                        COM             78442p106        1       90   SH         SOLE        N/A          90
SOUTHERN CO                     COM             842587107     2543    67480   SH         SOLE        N/A       67480
SPECTRA ENERGY CORP             COM             847560109      286    12002   SH         SOLE        N/A       12002
SPRINT NEXTEL CORP              COM             852061100       18     3000   SH         SOLE        N/A        3000
STRYKER CORP                    COM             863667101      125     2000   SH         SOLE        N/A        2000
SUNPOWER CORP COM CL A         CL A             867652109      115     1625   SH         SOLE        N/A        1625
TARGET CORP                     COM             87612e106       83     1700   SH         SOLE        N/A        1700
3M CO                           COM             88579y101       14      200   SH         SOLE        N/A         200
TIME WARNER INC                 COM             887317105      193    14700   SH         SOLE        N/A       14700
TRAVELERS COMPANIES INC         COM             89417E109        1       24   SH         SOLE        N/A          24
UNITED PARCEL SERVICE INC
  CL B                       INC CL B           911312106       16      250   SH         SOLE        N/A         250
UNITEDHEALTH GROUP INC          COM             91324p102      354    13960   SH         SOLE        N/A       13960
VERIGY LTD SHS                  COM             y93691106        1       72   SH         SOLE        N/A          72
VERIZON COMMUNICATIONS INC      COM             92343v104      663    20659   SH         SOLE        N/A       20659
WAL MART STORES INC             COM             931142103     1844    30790   SH         SOLE        N/A       30790
WALGREEN CO                     COM             931422109      851    27495   SH         SOLE        N/A       27495
WASTE MGMT INC DEL              COM             94106l109      121     3835   SH         SOLE        N/A        3835
WELLS FARGO & CO NEW            COM             949746101     1493    39793   SH         SOLE        N/A       39793
WHOLE FOODS MKT INC             COM             966837106       24     1200   SH         SOLE        N/A        1200
WINDSTREAM CORP                 COM             97381w104      824    75307   SH         SOLE        N/A       75307
WRIGLEY WM JR CO                COM             982526105       40      500   SH         SOLE        N/A         500
YAHOO INC                       COM             984332106      400    23100   SH         SOLE        N/A       23100
                                                         ---------